Subsequent Events	6 Months Ended
Jun. 30, 2015
Subsequent Events [Abstract]
Subsequent Events

Note 6 –Subsequent Events

On July 28, 2015 the Company granted, in the aggregate, 89,907 options to certain of its directors and employees under the Global Share Incentive Plan (2013). The exercise price per share of each stock option is US$ 26.91. The stock option (vested and unvested) shall expire, by their terms, on the earlier to occur of: (a) the eighth anniversary of the Grant Date (i.e. July 28, 2023); or (b) the closing price of the Company's Ordinary Shares falling below fifty percent (50%) of the exercise price (i.e. US$13.46) at any time after July 28, 2015.